Investment in Aqualung Carbon Capture SA	9 Months Ended
Mar. 31, 2024
Investment in Aqualung Carbon Capture SA
Investment in Aqualung Carbon Capture SA

3.Investment in Aqualung Carbon Capture SA

Changes in the Company’s Investment in Aqualung during the period ended March 31, 2024 and year ended June 30, 2023 are summarized as follows:

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	72
Balance, March 31, 2024	$3,386